Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 09, 2015
Goodwill, impairment loss				$ 6.9
Goodwill	$ 92.3			92.3	$ 249.3
Indefinite-Lived Trademarks	0.0			0.0	23.6
China lower revenue than prior year results		67.00%	28.00%
China lower revenue than estimates utilized		67.00%
China expected lower revenue than estimates utilized						38.00%
China expected lower revenue than prior year results						47.00%
Impairment of goodwill and intangible assets				6.9	$ 0.0	$ 42.1
Amortization of Intangible Assets						$ 4.4
EGYPT
Goodwill, impairment loss	6.9			6.9
Goodwill, impairment loss, net of tax				6.9
Goodwill	$ 0.0			$ 0.0
Liz Earle [Member]
Goodwill							$ 124.3
Other Intangible Assets, Net							28.2
Indefinite-Lived Trademarks							23.6
Indefinite-Lived License Agreements							3.0
Finite-Lived Customer Relationships, Gross							$ 1.6
China [Member]
Goodwill, impairment loss		$ 38.4
Goodwill, impairment loss, net of tax		38.4
Goodwill		0.0
Impairment of Intangible Assets, Finite-lived		3.7
Finite Lived Intangible Impairment Loss After Tax		2.8
Finite-Lived Intangible Assets, Gross		0.0
Impairment of goodwill and intangible assets		$ 42.1